BUSINESS ACQUISITION (Tables)	Jun. 23, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of acquired assets, contingent consideration and assumed liabilities

At Acquisition Effective Date October 4, 2021	Amount
Trade accounts receivable, net	$676,977
Inventories	456,008
Other current assets	82,125
Fixed assets	110,243
Patents	48,153
Total Assets Acquired	1,373,506

Accounts payable	214,742
Customer advances	826,679
Accrued compensation and other	302,961
Total Liabilities Assumed	1,344,382
Net assets acquired	29,124
Goodwill	8,136,546
Total Purchase Price-Initial and Contingent Consideration	$8,165,670

Schedule of consolidated pro forma results

	Three Months Ended March 31,		Nine Months Ended March 31,
	2022	2021	2022	2021
	(Actual)	(Pro Forma)	(Pro Forma)	(Pro Forma)
Revenues	$4,651,352	$3,600,498	$12,329,074	$11,597,530
Net income (loss)	(113,899)	593,668	(1,140,418)	382,681
Net income (loss) per share
Basic	$(0.01)	$(0.04)	$(0.07)	$(0.02)
Fully diluted	$(0.01)	$(0.03)	$(0.07)	$(0.02)